Eagle Point Institutional Income Fund & Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2025

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment (2)	Acquisition Date (3)	Principal Amount	Cost	Fair Value (4)	% of Net Assets
Investments at Fair Value (5)
Collateralized Loan Obligation Debt (6)
Structured Finance
United States
Bain Capital Credit CLO 2021-5, Limited	Secured Note - Class E, 11.05% (3M SOFR + 6.76%, due 10/23/2034)	10/28/24	$3,000,000	$2,912,981	$2,861,700	2.78%
Dryden 92 CLO, Ltd.	Secured Note - Class E, 11.08% (3M SOFR + 6.76%, due 11/20/2034)	10/29/24	3,000,000	2,947,228	2,936,400	2.86%
KKR CLO 17 Ltd.	Secured Note - Class E-R, 11.95% (3M SOFR + 7.65%, due 04/15/2034)	10/25/24	3,000,000	2,990,492	2,928,600	2.85%
Tralee CLO VII, Ltd.	Secured Note - Class E, 11.95% (3M SOFR + 7.65%, due 04/25/2034)	06/02/22	550,000	496,531	542,575	0.53%
Total Collateralized Loan Obligation Debt				9,347,232	9,269,275	9.02%

Collateralized Loan Obligation Equity (7) (8)
Structured Finance
United States
AMMC CLO 28, Limited	Subordinated Note (effective yield 17.39%, maturity 07/20/2037)	01/28/25	2,000,000	1,601,125	1,496,352	1.46%
AMMC CLO 30, Limited	Subordinated Note (effective yield 16.34%, maturity 01/15/2037)	11/01/24	4,725,000	3,630,061	3,384,147	3.29%
Ares LXII CLO Ltd.	Subordinated Note (effective yield 15.65%, maturity 01/25/2034)	01/18/24	4,750,000	3,070,075	2,388,228	2.32%
Ares LXIV CLO Ltd.	Subordinated Note (effective yield 15.70%, maturity 04/15/2035)	01/26/23	837,500	527,983	478,009	0.46%
Ares LXV CLO Ltd.	Subordinated Note (effective yield 16.42%, maturity 07/25/2034)	04/16/24	1,050,000	704,705	589,373	0.57%
Ares LXIX CLO Ltd.	Income Note (effective yield 21.80%, maturity 04/15/2037) (9)	01/31/24	4,850,000	3,086,814	3,104,141	3.02%
Ares LXXII CLO Ltd.	Income Note (effective yield 19.97%, maturity 07/15/2036) (9)	06/21/24	4,050,000	2,802,333	2,889,611	2.81%
Ares Loan Funding IV, Ltd.	Subordinated Note (effective yield 12.57%, maturity 10/15/2036)	04/23/24	4,925,000	3,451,604	2,918,133	2.84%
Bain Capital Credit CLO 2021-2, Limited	Subordinated Note (effective yield 17.00%, maturity 07/16/2034)	08/09/23	4,250,000	2,060,203	1,670,271	1.62%
Bain Capital Credit CLO 2021-7, Limited	Subordinated Note (effective yield 17.69%, maturity 01/22/2035)	09/05/23	3,450,000	1,886,455	1,562,512	1.52%
Bardot CLO, Ltd.	Subordinated Note (effective yield 36.46%, maturity 10/22/2032) (9)	11/22/22	275,000	137,998	83,050	0.08%
Barings CLO Ltd. 2021-II	Subordinated Note (effective yield 12.57%, maturity 07/15/2034)	09/07/22	600,000	376,469	272,606	0.27%
Barings CLO Ltd. 2022-II	Income Note (effective yield 34.04%, maturity 07/15/2072) (9)	06/21/22	1,000,000	347,017	497,083	0.48%
Barings CLO Ltd. 2022-IV	Subordinated Note (effective yield 13.62%, maturity 10/20/2037)	10/29/24	3,500,000	3,010,175	2,557,062	2.49%
Barings CLO Ltd. 2024-II	Income Note (effective yield 19.01%, maturity 07/15/2039) (9)	05/31/24	4,300,000	2,751,947	2,934,103	2.85%
Battalion CLO XXIII Ltd.	Income Note (effective yield 13.93%, maturity 07/15/2036) (9)	05/19/22	1,225,000	579,576	456,849	0.44%
Bear Mountain Park CLO, Ltd.	Income Note (effective yield 27.40%, maturity 07/15/2035) (9)	07/13/22	550,000	434,024	563,399	0.55%
Belmont Park CLO, Ltd.	Income Note (effective yield 15.40%, maturity 04/15/2037) (9)	02/21/24	3,450,000	2,251,878	2,049,391	1.99%
BlueMountain CLO XXIV Ltd.	Subordinated Note (effective yield 14.39%, maturity 04/20/2034)	05/31/22	750,000	426,290	236,204	0.23%
Carlyle US CLO 2017-2, Ltd.	Subordinated Note (effective yield 15.40%, maturity 07/20/2037)	10/09/24	13,300,000	2,711,913	1,965,676	1.91%
Carlyle US CLO 2021-6 Ltd.	Subordinated Note (effective yield 20.05%, maturity 07/15/2034)	09/06/24	5,000,000	2,257,375	2,283,847	2.22%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note (effective yield 13.04%, maturity 10/20/2034)	08/16/23	2,057,000	1,115,499	878,660	0.85%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 13.24%, maturity 04/20/2035)	08/15/23	3,482,000	2,274,737	1,784,581	1.74%
Carlyle US CLO 2022-4, Ltd.	Subordinated Note (effective yield 14.38%, maturity 07/25/2036)	10/29/24	3,000,000	2,973,750	2,446,324	2.38%
Carlyle US CLO 2023-3, Ltd.	Income Note (effective yield 5.32%, maturity 10/15/2036) (9)	07/06/23	1,000,000	713,030	611,046	0.59%
CBAM 2019-9, Ltd.	Subordinated Note (effective yield 14.69%, maturity 07/15/2037)	11/01/24	8,550,000	2,985,536	2,564,073	2.49%
CIFC Funding 2017-I, Ltd.	Subordinated Note (effective yield 14.35%, maturity 04/21/2037)	10/09/24	5,000,000	2,134,480	1,844,422	1.79%
CIFC Funding 2017-III, Ltd.	Subordinated Note (effective yield 15.64%, maturity 07/20/2030)	10/09/24	5,800,000	2,101,573	1,737,773	1.69%
CIFC Funding 2017-V, Ltd.	Subordinated Note (effective yield 13.53%, maturity 07/17/2037)	10/30/24	1,000,000	470,231	387,744	0.38%
CIFC Funding 2019-II Ltd.	Subordinated Note (effective yield 16.85%, maturity 04/17/2030)	09/10/24	4,510,000	3,014,299	2,654,426	2.58%
CIFC Funding 2019-V, Ltd.	Subordinated Note (effective yield 14.15%, maturity 01/15/2035)	02/07/23	800,000	543,554	440,818	0.43%
CIFC Funding 2019-VI Ltd.	Subordinated Note (effective yield 13.07%, maturity 01/16/2033)	09/10/24	3,700,000	2,805,682	2,407,298	2.34%
CIFC Funding 2020-II, Ltd.	Income Note (effective yield 15.60%, maturity 10/20/2034)	11/05/24	200,000	136,127	108,475	0.11%
CIFC Funding 2020-II, Ltd.	Subordinated Note (effective yield 15.60%, maturity 10/20/2034)	12/14/22	650,000	422,477	351,562	0.34%
CIFC Funding 2022-IV, Ltd.	Subordinated Note (effective yield 13.76%, maturity 07/16/2035)	10/23/23	2,400,000	1,827,591	1,486,947	1.45%
CIFC Funding 2022-VI, Ltd.	Income Note (effective yield 21.37%, maturity 07/16/2035) (9)	08/01/22	600,000	426,676	487,378	0.47%
CIFC Funding 2023-I, Ltd.	Income Note (effective yield 13.52%, maturity 10/15/2037) (9)	09/14/23	4,350,000	3,198,362	3,455,680	3.36%
CIFC Funding 2025-II Ltd.	Income Note (effective yield 15.70%, maturity 04/15/2038) (9)	02/07/25	5,000,000	4,091,065	4,132,176	4.02%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 18.25%, maturity 04/18/2035)	02/15/24	3,306,800	2,284,035	2,104,648	2.05%
Clover CLO 2021-2, Ltd.	Subordinated Note (effective yield 18.45%, maturity 07/20/2034)	08/09/23	2,150,000	1,365,931	1,136,775	1.11%
Danby Park CLO, Ltd.	Subordinated Note (effective yield 12.14%, maturity 10/21/2035)	10/31/24	2,950,000	2,986,875	2,498,568	2.43%
Dryden 78 CLO Ltd.	Subordinated Note (effective yield 14.48%, maturity 04/17/2033)	07/31/24	5,950,000	2,874,914	2,181,112	2.12%
Dryden 94 CLO, Ltd.	Income Note (effective yield 8.20%, maturity 07/15/2037) (9)	04/28/22	4,775,000	2,784,407	1,762,324	1.71%
Dryden 109 CLO, Ltd.	Subordinated Note (effective yield 18.86%, maturity 04/20/2035) (9)	02/15/23	4,625,000	2,374,723	1,936,143	1.88%
Eaton Vance CLO 2020-1, Ltd.	Subordinated Note (effective yield 17.59%, maturity 10/15/2034) (9)	08/08/23	2,435,000	1,458,516	1,365,563	1.33%
Eaton Vance CLO 2020-2, Ltd.	Subordinated Note (effective yield 17.02%, maturity 01/15/2035) (9)	09/16/22	800,000	496,045	439,016	0.43%
Elmwood CLO 14 Ltd.	Subordinated Note (effective yield 11.70%, maturity 04/20/2035)	06/06/23	1,000,000	655,969	545,725	0.53%
Elmwood CLO 17 Ltd.	Subordinated Note (effective yield 17.47%, maturity 07/17/2035)	04/25/23	650,000	445,090	472,735	0.46%
Elmwood CLO 21 Ltd.	Subordinated Note (effective yield 8.20%, maturity 10/20/2036)	10/26/23	2,900,000	1,780,442	1,422,484	1.38%
Generate CLO 3 Ltd.	Subordinated Note (effective yield 7.24%, maturity 10/20/2036)	04/23/24	5,874,000	3,264,333	2,304,936	2.24%
Generate CLO 4 Ltd.	Subordinated Note (effective yield 13.14%, maturity 04/20/2032)	09/24/24	1,125,000	835,770	620,937	0.60%
Generate CLO 9 Ltd.	Subordinated Note (effective yield 16.51%, maturity 10/20/2034)	05/31/22	600,000	419,252	354,161	0.34%
Invesco CLO 2022-2, Ltd.	Subordinated Note (effective yield 18.40%, maturity 07/20/2035)	08/14/24	1,550,000	882,459	684,168	0.67%
Invesco CLO 2022-2, Ltd.	Class Y Note (effective yield 18.40%, maturity 07/20/2035)	08/14/24	120,000	22,347	25,376	0.02%
Invesco CLO 2022-3, Ltd.	Subordinated Note (effective yield 17.41%, maturity 10/22/2037)	10/29/24	3,850,000	2,948,955	2,227,962	2.17%
Invesco CLO 2022-3, Ltd.	Class Y Note (effective yield 17.41%, maturity 10/22/2037)	10/29/24	385,000	9	173,478	0.17%
Kings Park CLO, Ltd.	Subordinated Note (effective yield 21.71%, maturity 01/21/2035)	04/27/23	925,000	508,202	433,775	0.42%
Lake George Park CLO, Ltd.	Income Note (effective yield 19.50%, maturity 04/15/2038) (9)	02/18/25	4,750,000	3,891,941	3,891,941	3.78%
Madison Park Funding XX, Ltd.	Subordinated Note (effective yield 17.56%, maturity 07/27/2030)	02/06/25	4,050,000	1,044,180	1,009,650	0.98%
Madison Park Funding XXXIV, Ltd.	Subordinated Note (effective yield 18.79%, maturity 04/25/2048)	09/27/22	1,162,000	603,996	629,000	0.61%
Madison Park Funding LII, Ltd.	Subordinated Note (effective yield 9.84%, maturity 01/22/2035)	03/13/24	4,200,000	2,660,055	1,884,399	1.83%
Madison Park Funding LXII, Ltd.	Subordinated Note (effective yield 8.13%, maturity 07/17/2036)	07/27/23	1,300,000	920,223	765,300	0.74%
Meacham Park CLO, Ltd.	Subordinated Note (effective yield 14.46%, maturity 10/20/2037)	01/24/25	3,650,000	3,011,250	2,847,876	2.77%
Morgan Stanley Eaton Vance CLO 2023-20, Ltd.	Subordinated Note (effective yield 12.10%, maturity 01/20/2037)	05/08/24	3,780,000	2,823,998	2,506,987	2.44%
OCP CLO 2019-17, Ltd.	Preferred Share (effective yield 14.52%, maturity 07/20/2037)	09/03/24	4,940,000	2,931,282	2,544,023	2.47%
OCP CLO 2020-20, Ltd.	Subordinated Note (effective yield 12.13%, maturity 04/18/2037)	04/25/24	2,000,000	1,506,228	1,205,125	1.17%
OCP CLO 2021-22, Ltd.	Subordinated Note (effective yield 13.54%, maturity 12/02/2034)	05/08/24	3,425,000	2,330,372	1,962,684	1.91%
OCP CLO 2022-24, Ltd.	Subordinated Note (effective yield 13.13%, maturity 10/20/2037)	10/29/24	4,000,000	2,925,635	2,488,942	2.42%
OCP CLO 2023-30, Ltd.	Subordinated Note (effective yield 8.70%, maturity 01/24/2037)	05/10/24	4,425,000	3,417,457	3,044,154	2.96%
Octagon Investment Partners 38, Ltd.	Subordinated Note (effective yield 18.58%, maturity 07/20/2030)	10/29/24	13,965,030	2,967,569	2,640,589	2.57%
Octagon Investment Partners 45, Ltd.	Subordinated Note (effective yield 12.64%, maturity 04/15/2035)	07/27/23	1,600,000	837,337	570,987	0.56%
Octagon 58, Ltd.	Income Note (effective yield 13.85%, maturity 07/15/2037) (9)	04/21/22	6,300,000	3,213,786	2,566,408	2.50%
Park Blue CLO 2024-V, Ltd.	Subordinated Note (effective yield 18.61%, maturity 07/25/2037)	10/09/24	3,750,000	2,742,631	2,539,070	2.47%
Point Au Roche Park CLO, Ltd.	Subordinated Note (effective yield 17.47%, maturity 07/20/2034)	08/07/23	2,275,000	1,356,840	1,048,848	1.02%
Regatta XII Funding Ltd.	Subordinated Note (effective yield 14.19%, maturity 10/15/2032)	12/12/24	3,550,000	2,094,500	1,759,789	1.71%
Regatta XII Funding Ltd.	Class R1A Note (effective yield 38.23%, maturity 10/15/2037)	12/12/24	6,636,950	16,978	11,708	0.01%
Regatta XII Funding Ltd.	Class R2 Note (effective yield 38.23%, maturity 10/15/2037)	12/12/24	6,636,950	152,804	105,368	0.10%
Regatta XVII Funding Ltd.	Subordinated Note (effective yield 15.25%, maturity 10/15/2037)	11/19/24	3,722,500	2,797,194	2,410,209	2.34%
Regatta XXI Funding Ltd.	Subordinated Note (effective yield 15.79%, maturity 10/20/2034)	06/10/22	650,000	423,683	377,746	0.37%
Regatta XXII Funding Ltd.	Subordinated Note (effective yield 24.79%, maturity 07/20/2035)	06/20/23	1,000,000	631,983	722,204	0.70%
Regatta XXIV Funding Ltd.	Subordinated Note (effective yield 20.91%, maturity 01/20/2035)	12/27/24	700,000	414,442	418,387	0.41%

Eagle Point Institutional Income Fund & Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2025

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment (2)	Acquisition Date (3)	Principal Amount	Cost	Fair Value (4)	% of Net Assets
Collateralized Loan Obligation Equity (continued) (7) (8)
Structured Finance (continued)
United States (continued)
Rockford Tower CLO 2022-3, Ltd.	Subordinated Note (effective yield 35.96%, maturity 01/20/2035) (9)	07/27/23	$1,400,000	$605,240	$881,274	0.86%
Rockford Tower 2024-2 Ltd	Subordinated Note (effective yield 19.59%, maturity 10/20/2037)	02/14/25	1,275,000	1,039,125	972,896	0.95%
RR 23 Ltd.	Subordinated Note (effective yield 9.54%, maturity 10/15/2035)	10/12/23	3,250,000	1,851,337	1,882,047	1.83%
RR 28 Ltd.	Subordinated Note (effective yield 12.63%, maturity 04/15/2120)	10/31/24	6,450,000	2,946,210	2,699,660	2.63%
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 16.70%, maturity 07/20/2034)	01/24/24	3,800,000	2,658,713	2,236,966	2.18%
Venture 45 CLO, Ltd.	Subordinated Note (effective yield 13.59%, maturity 07/20/2035)	09/19/22	1,275,000	645,088	252,936	0.25%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 8.22%, maturity 07/20/2035)	08/15/23	3,118,610	1,917,824	874,743	0.85%
Wind River 2022-2 CLO Ltd.	Income Note (effective yield 4.16%, maturity 07/20/2035) (9)	06/03/22	600,000	375,897	166,656	0.16%
Total Collateralized Loan Obligation Equity				155,484,761	134,767,888	131.04%

Loan Accumulation Facilities (10) (8)
Structured Finance
United States
Steamboat XLVIII Ltd.	Loan Accumulation Facility	04/08/24	3,071,250	3,071,250	3,094,691	3.01%
Steamboat LII Ltd.	Loan Accumulation Facility	10/09/24	3,000,000	3,000,000	3,003,480	2.92%
Total Loan Accumulation Facilities				6,071,250	6,098,171	5.93%

Total investments at fair value as of March 31, 2025				$170,903,243	$150,135,334	145.99%

Net assets above (below) fair value of investments					(47,301,409)

Net Assets as of March 31, 2025					$102,833,925

(1)	The Fund is not affiliated with, nor does it “control” (as such term is defined in the Investment Fund Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	All securities exempt from registration under the Securities Act of 1933, as amended, and are deemed to be “restricted securities”.
(3)	Acquisition date represents the initial purchase date of investment.
(4)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(5)	Country represents the principal country of risk where the investment has exposure.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	CLO subordinated notes and income notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. It is the Fund’s policy to update the effective yield for each CLO equity position held within the Fund’s portfolio at the initiation of each investment and each subsequent quarter thereafter. The effective yield and investment cost may ultimately not be realized. As of March 31, 2025, the Fund’s weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 15.05%.
(8)	Classified as Level III investments.
(9)	Fair value includes the Fund’s interest in fee rebates on CLO subordinated and income notes.
(10)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.

Reference Key:

SOFR     Secured Overnight Financing Rate